Plant and Equipment	6 Months Ended
Sep. 30, 2025
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
4.	PLANT AND EQUIPMENT

	Computer equipment and office equipment	Motor vehicle	Total
	US$	US$	US$
Cost
As of April 1, 2024	13,620	—	13,620
Additions	—	47,309	47,309
Exchange realignment	69	—	69
As of March 31, 2025	13,689	47,309	60,998
Exchange realignment	(3)	—	(3)
As of September 30, 2025 (Unaudited)	13,686	47,309	60,995

Accumulated depreciation
As of April 1, 2024	7,723	—	7,723
Depreciation for the year	3,094	—	3,094
Exchange realignment	46	—	46
As of March 31, 2025 (Audited)	10,863	—	10,863
Depreciation for the period	897	4,731	5,628
Exchange realignment	—	—	—
As of September 30, 2025 (Unaudited)	11,760	4,731	16,491
Net carrying amount
As of September 30, 2025 (Unaudited)	1,926	42,578	44,504
As of March 31, 2025 (Audited)	2,826	47,309	50,135